Fair Value Measurements	9 Months Ended
Sep. 30, 2019
Fair Value Measurements
Fair Value Measurements

Note 23.    Fair Value Measurements

The following table presents information about our financial instruments measured at fair value on a recurring basis, grouped into level 1 to 3 based on the degree to which the fair value is observable:

	September 30, 2019
	Level I	Level II	Level III	Total
Contingent Consideration Liability[1]	—	—	2,327,919	2,327,919

Note

[1] This represents the liability incurred in connection with the acquisition of DBOT shares during Q3 2019 as disclosed in Note 5(f).

The fair value of the contingent consideration liability at September 30, 2019 was valued using the Black-Scholes Merton method. The following table presents the significant inputs and assumptions used in the model:

September 30, 2019
Risk-free interest rate	1.8%
Expected volatility	30%
Expected term	0.5 year
Expected dividend yield	0%

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration liability includes the risk-free interest rate, expected volatility, expected term and expected dividend yield. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement.

Reconciliation of level 3 fair value measurements:

Contingent
Consideration
Liability
January 1, 2019	$—
Addition	(2,217,034)
Remeasurement (loss)/gain recognized in the income statement	(110,885)
September 30, 2019	$(2,327,919)